Fair Value of Financial Instruments not carried at Fair Value - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2020	Dec. 31, 2019
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 166,232	€ 137,592
Interbank balances (w/o central banks)	[1]	10,159	9,636
Central bank funds sold and securities purchased under resale agreements	[1]	7,504	13,801
Securities borrowed	[1]	13	428
Loans	[1]	436,759	429,841
Other financial assets	[1]	128,186	94,157
Financial liabilities:
Deposits	[1]	572,785	572,208
Central bank funds purchased and securities sold under repurchase agreements	[1]	6,959	3,115
Securities loaned	[1]	1,156	259
Other short-term borrowings	[1]	4,116	5,218
Other financial liabilities	[1]	125,002	87,669
Long-term debt	[1]	153,080	136,473
Trust preferred securities	[1]	1,348	2,013
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	166,232	137,592
Interbank balances (w/o central banks)	[1]	10,160	9,636
Central bank funds sold and securities purchased under resale agreements	[1]	7,457	13,801
Securities borrowed	[1]	13	428
Loans	[1]	442,490	436,997
Other financial assets	[1]	128,650	94,423
Financial liabilities:
Deposits	[1]	573,201	572,596
Central bank funds purchased and securities sold under repurchase agreements	[1]	6,957	3,114
Securities loaned	[1]	1,156	259
Other short-term borrowings	[1]	4,123	5,221
Other financial liabilities	[1]	125,002	87,669
Long-term debt	[1]	150,547	136,494
Trust preferred securities	[1]	€ 1,169	€ 2,236

[1]	Amounts are generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments as described in Note1 Significant Accounting Policies and Critical Accounting Estimates of the Groups Annual Report 2019.